LOANS RECEIVABLE, NET - Summary of Loans Receivable, Net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	¥ 181,667,170	$ 26,339,264	¥ 247,530,580
Less: bad debt provision, current	(54,668,667)	(7,926,212)	(105,703,244)
Loans receivable, non-current portion	177,172,509	25,687,599	290,967,680
Less: bad debt provision, noncurrent	(224,649,006)	(32,571,044)	(12,182,758)
Franchisees
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	197,473,408	28,630,953	308,016,920
Loans receivable, non-current portion	373,477,244	54,149,110	294,150,438
Third parties
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	38,862,429	5,634,523	45,216,904
Less: bad debt provision, current	(279,317,673)	(40,497,256)	(117,886,002)
Loans receivable, non-current portion	¥ 28,344,271	$ 4,109,533	¥ 9,000,000